Convertible debentures - Schedule of convertible debentures (Details) - USD ($)	Mar. 20, 2026	Sep. 30, 2026	Dec. 31, 2025	Nov. 30, 2025	May 23, 2025	May 05, 2025	Mar. 28, 2025	Mar. 25, 2025	Mar. 06, 2025	Feb. 26, 2025	Feb. 07, 2025	Jan. 20, 2025	Dec. 31, 2024
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds	$ 2,733,109						$ 1,683,352	$ 69,890				$ 1,032,744	$ 702,700
Value of conversion option	(1,491,844)			$ 0			(1,954,755)	(30,000)	$ 30,000			(599,770)	(320,000)
Value of warrants	(1,241,265)						(1,218,875)	(38,702)				(405,656)	(245,147)
Loss on issuance of convertible							1,490,278
Initial recognition of debt	0						$ 0	1,188				$ 27,318	137,553
Accretion expense	348,986				$ 2,630	$ 7,426				$ 7,519	$ 14,186		14,560
Less: accretion expense for converted amount	$ (244,147)
Balance		104,839				78,460					13,659		$ 152,113
Conversion balance					$ 81,090	159,539				21,178	41,504
Amount converted		(81,090)				$ (81,079)		$ (1,188)		$ (21,178)	$ (27,845)
Unsecured [Member]
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds		334,955
Initial recognition of debt		334,955
Accretion expense		14,833
Balance			349,788
Secured [Member]
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds		122,222
Initial recognition of debt		122,222
Accretion expense		487
Balance			122,709
Total [Member]
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds		457,177
Initial recognition of debt		457,177
Accretion expense		$ 15,320
Balance			$ 472,497